Consolidated Statements of Changes in Shareholders' Equity - USD ($)	Total	Common Stock	Additional Paid-in Capital	Statutory Reserves	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Noncontrolling Interest
Balance at Dec. 31, 2014	$ 9,176,838	$ 15,930	$ 2,684,150	$ 781,731	$ 5,460,871	$ 234,156
Balance, Shares at Dec. 31, 2014		15,929,600
Net income	4,774,243				4,774,243
Issuance of common shares for cash	8,497,024	$ 2,400	8,494,624
Issuance of common shares for cash, Shares		2,400,000
Foreign currency translation adjustment	(684,590)					(684,590)
Transfer to reserve				506,886	(506,886)
Balance at Dec. 31, 2015	21,763,515	$ 18,330	11,178,774	1,288,617	9,728,228	(450,434)
Balance, Shares at Dec. 31, 2015		18,329,600
Net income	8,277,251				8,277,251
Foreign currency translation adjustment	(1,537,534)					(1,537,534)
Transfer to reserve				779,218	(779,218)
Balance at Dec. 31, 2016	28,503,232	$ 18,330	11,178,774	2,067,835	17,226,261	(1,987,968)
Balance, Shares at Dec. 31, 2016		18,329,600
Net income	9,115,131				8,773,459		341,672
Foreign currency translation adjustment	141,797					2,082,145	59,652
Contribution from non-controlling investor	353,581		23,622		(178,122)	(13,308)	521,389
Transfer to reserve				529,196	(529,196)
Balance at Dec. 31, 2017	$ 40,113,740	$ 18,330	$ 11,202,396	$ 2,597,031	$ 25,292,402	$ 80,868	$ 922,713
Balance, Shares at Dec. 31, 2017		18,329,600